Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001998284
Registrant Name	Jingrui Wang Pu Holdings Group Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES